Segment information (Details)	12 Months Ended
	Dec. 31, 2019 CHF (SFr) segment	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Segments
Number of segments | segment	1
Fees from sale of license rights		SFr 4,876,000
Collaborative research funding	SFr 2,762,830	1,167,855
Grants earned	49,405	609,212	SFr 464,916
Other service income	21,430	49,606	34,978
Revenue and other operating income	2,833,665	6,702,673	499,894
Long-lived assets	639,877	63,272
Operating costs	17,437,822	8,127,298	3,734,950
Capital expenditure	28,459	9,054	697
Switzerland
Segments
Long-lived assets	498,066	62,866
Operating costs	17,409,808	8,119,953	3,719,191
United States of America
Segments
Long-lived assets	141,420
Operating costs	21,214
France
Segments
Long-lived assets	391	406
Operating costs	6,800	7,345	15,759
Indivior PLC
Segments
Revenue and other operating income	2,762,830	6,043,855
The Michael J. Fox Foundation
Segments
Revenue and other operating income		609,212	464,916
Eurostars (Innosuisse)
Segments
Revenue and other operating income	49,405
Other counterparties
Segments
Revenue and other operating income	SFr 21,430	SFr 49,606	SFr 34,978